THE WEITZ FUNDS
(the “Trust”)

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)
Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)
Partners III Opportunity Fund
Institutional Class (WPOPX)
Investor Class (WPOIX)
Hickory Fund (WEHIX)
Balanced Fund
Institutional Class (WBAIX)
Investor Class (WBALX)
Core Plus Income Fund
Institutional Class (WCPBX)
Investor Class (WCPNX)
Short Duration Income Fund
Institutional Class (WEFIX)
Investor Class (WSHNX)
Ultra Short Government Fund (SAFEX)
Nebraska Tax-Free Income Fund (WNTFX)

Supplement dated December 16, 2019
to the Summary Prospectuses and Prospectus dated July 31, 2019

The Trust and Weitz Investment Management, Inc. (the “investment adviser”) have entered into new Expense Limitation Agreements for certain of the Funds as follows:
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Value Fund Institutional Class shares and Value Fund Investor Class shares to 0.89% and 1.09%, respectively, of each Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Partners Value Fund Institutional Class shares and Partners Value Fund Investor Class shares to 0.89% and 1.09%, respectively, of each Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.

Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Hickory Fund shares to 1.09% of the Hickory Fund’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Core Plus Income Fund Investor Class shares to 0.50% of the Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Short Duration Income Fund Investor Class shares to 0.55% of the Class’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Nebraska Tax-Free Income Fund shares to 0.45% of the Nebraska Tax-Free Income Fund’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.

Investors should retain this supplement for future reference.

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